Financial Instruments and Risk Management (Contractual Commitments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Operating and financing leases, less than 1 year	$ 5.4
Operating and financing leases, 2-3 years	5.6
Operating and financing leases, 4-5 years	2.0
Operating and financing leases, more than 5 years	2.9
Operating and financing leases, total	15.9
Accounts payable and accrued liabilities, less than 1 year	96.8
Accounts payable and accrued liabilities, 2-3 years	0.0
Accounts payable and accrued liabilities, 4-5 years	0.0
Accounts payable and accrued liabilities, more than 5 years	0.0
Accounts payable and accrued liabilities, total	96.8
Decommissioning liability, less than 1 year	0.0
Decommissioning liability, 2-3 years	0.0
Decommissioning liability, 4-5 years	0.0
Decommissioning liability, more than 5 years	54.8
Decommissioning liability, total	54.8
Contract mining, less than 1 year	47.9
Contract mining, 2-3 years	72.0
Contract mining, 4-5 years	47.8
Contract mining, more than 5 years	38.9
Contract mining, total	206.6
Flow-through share obligation, less than 1 year	0.7
Flow-through share obligation, 2-3 years	0.0
Flow-through share obligation, 4-5 years	0.0
Flow-through share obligation, more than 5 years	0.0
Flow-through share obligations, total	0.7
Capital commitments, less than 1 year	21.8
Capital commitments, 2-3 years	0.0
Capital commitments, 4-5 years	0.0
Capital commitments, more than 5 years	0.0
Capital commitments, total	21.8
Contractual obligation, less than 1 year	172.6
Contractual obligation, 2-3 years	77.6
Contractual obligation, 4-5 years	49.8
Contractual obligation, more than 5 years	96.6
Contractual obligation, total	$ 396.6